UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Focus 40 Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 91.5%
Financials - 24.8%
Capital Markets - 3.8%
Goldman Sachs Group, Inc. (The)	224	$27,859
UBS AG (a)	7,056	98,888

		126,747

Commercial Banks - 8.6%
Banco Santander Brasil SA/Brazil (ADR)	7,420	68,041
BNP Paribas SA	680	32,348
HSBC Holdings PLC	7,510	66,706
Itau Unibanco Holding SA (ADR)	6,180	118,594

		285,689

Diversified Financial Services - 2.6%
IG Group Holdings PLC	11,760	84,676

Insurance - 6.8%
Admiral Group PLC	5,422	102,942
AIA Group Ltd.	33,000	121,147

		224,089

Real Estate Management & Development - 3.0%
Hang Lung Properties Ltd.	27,000	99,406

		820,607

Consumer Discretionary - 18.9%
Distributors - 1.4%
Li & Fung Ltd.	20,000	45,771

Diversified Consumer Services - 3.8%
Anhanguera Educacional Participacoes SA	2,900	34,950
Estacio Participacoes SA	8,500	91,731

		126,681

Hotels, Restaurants & Leisure - 1.5%
Sands China Ltd.	13,200	51,457

Household Durables - 2.0%
MRV Engenharia e Participacoes SA	9,200	65,266

Media - 2.3%
Focus Media Holding Ltd. (ADR) (b)	3,040	76,365

Multiline Retail - 2.4%
Golden Eagle Retail Group Ltd.	31,000	79,011

Specialty Retail - 3.7%
Belle International Holdings Ltd.	31,000	55,630
Yamada Denki Co., Ltd.	1,040	65,318

		120,948

Textiles, Apparel & Luxury Goods - 1.8%
Trinity Ltd.	72,000	59,244

		624,743

Company	Shares	U.S. $ Value
Information Technology - 18.6%
Computers & Peripherals - 4.1%
Apple, Inc. (a)	223	$133,682

Internet Software & Services - 9.9%
Baidu, Inc. (Sponsored ADR) (a)	848	123,613
Google, Inc. - Class A (a)	165	105,804
Telecity Group PLC (a)	8,359	98,579

		327,996

Semiconductors & Semiconductor Equipment - 4.6%
Samsung Electronics Co., Ltd. (Preference Shares)	217	152,560

		614,238

Consumer Staples - 9.8%
Food & Staples Retailing - 6.1%
Jeronimo Martins SGPS SA (a)	3,370	68,643
Olam International Ltd.	71,000	133,426

		202,069

Tobacco - 3.7%
British American Tobacco PLC	985	49,619
KT&G Corp.	1,040	73,797

		123,416

		325,485

Industrials - 9.0%
Commercial Services & Supplies - 1.0%
Serco Group PLC	4,010	34,830

Construction & Engineering - 1.4%
Larsen & Toubro Ltd. (GDR) (c)	1,770	45,135

Industrial Conglomerates - 2.1%
Keppel Corp., Ltd.	8,000	69,918

Professional Services - 3.1%
Capita PLC	2,490	29,204
Intertek Group PLC	1,820	73,123

		102,327

Road & Rail - 1.4%
Localiza Rent a Car SA	2,500	46,016

		298,226

Energy - 6.5%
Energy Equipment & Services - 3.9%
Technip SA	1,100	129,893

Oil, Gas & Consumable Fuels - 2.6%
BG Group PLC	2,080	48,228
Suncor Energy, Inc.	1,130	36,951

		85,179

		215,072

Company	Shares	U.S. $ Value
Materials - 2.6%
Metals & Mining - 2.6%
Rio Tinto PLC	1,538	$85,247

Health Care - 1.1%
Pharmaceuticals - 1.1%
Aspen Pharmacare Holdings Ltd. (a)	2,380	36,764

Utilities - 0.2%
Independent Power Producers & Energy Traders - 0.2%
APR Energy PLC (a)	490	7,406

Total Common Stocks (cost $2,867,200)		3,027,788

WARRANTS - 6.6%
Financials - 6.2%
Consumer Finance - 3.3%
Muthoot Finance Ltd., expiring 2/21/17 (a)	10,450	26,005
Shriram Transport Finance Co., Ltd., Merrill Lynch Intl & Co., expiring 1/22/15 (a)(c)	7,010	82,777

		108,782

Thrifts & Mortgage Finance - 2.9%
Housing Development Finance Corp., Deutsche Bank AG London, expiring 1/30/17 (a)(c)	7,270	96,212

		204,994

Industrials - 0.4%
Industrial Conglomerates - 0.4%
John Keells Holdings PLC, Deutsche Bank AG London, expiring 7/05/19 (a)	8,300	13,331

Total Warrants (cost $247,307)		218,325

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $17,861)	17,861	17,861

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $3,132,368)		3,263,974

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.3%
Investment Companies - 2.3%
AllianceBernstein Exchange Reserves - Class I, 0.22% (d) (cost $75,240)	75,240	75,240

U.S. $ Value
Total Investments - 100.9% (cost $3,207,608) (e)	$3,339,214
Other assets less liabilities - (0.9)%	(30,971)

Net Assets - 100.0%	$3,308,243

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America N.A.:
Brazilian Real settling 5/03/12	104	$59,361	$56,584	$(2,777)
Citibank N.A.:
Japanese Yen settling 6/15/12	13,100	162,635	158,373	(4,262)
Credit Suisse London Branch (GFX):
Brazilian Real settling 5/03/12	37	21,065	20,131	(934)
State Street Bank & Trust Co.:
Australian Dollar settling 6/15/12	85	88,854	87,339	(1,515)
Canadian Dollar settling 6/15/12	37	36,860	37,038	178
Euro settling 6/15/12	84	111,229	112,073	844
Euro settling 6/15/12	31	40,877	41,360	483
Euro settling 6/15/12	15	20,094	20,013	(81)
Great British Pound settling 6/15/12	14	22,174	22,382	208
Japanese Yen settling 6/15/12	1,525	19,686	18,437	(1,249)
Japanese Yen settling 6/15/12	2,628	34,563	31,771	(2,792)
Norwegian Krone settling 6/15/12	123	22,028	21,538	(490)
Singapore Dollar settling 6/15/12	74	58,572	58,877	305
Singapore Dollar settling 6/15/12	46	36,546	36,599	53
Singapore Dollar settling 6/15/12	25	20,079	19,891	(188)
Swedish Krona settling 6/15/12	462	68,556	69,634	1,078
Swiss Franc settling 6/15/12	49	53,852	54,329	477
Swiss Franc settling 6/15/12	48	53,396	53,221	(175)
Sale Contracts
HSBC Bank USA:
Brazilian Real settling 5/03/12	238	133,798	129,488	4,310
Hong Kong Dollar settling 6/15/12	1,568	202,035	201,979	56
Royal Bank of Scotland PLC:
Indian Rupee settling 6/15/12	2,394	46,391	46,277	114
State Street Bank & Trust Co.:
Australian Dollar settling 6/15/12	31	32,049	31,853	196
Great British Pound settling 6/15/12	14	22,068	22,382	(314)
Hong Kong Dollar settling 6/15/12	178	22,952	22,929	23
Hong Kong Dollar settling 6/15/12	130	16,768	16,746	22
Hong Kong Dollar settling 6/15/12	253	32,597	32,590	7
Indian Rupee settling 6/15/12	1,234	23,855	23,854	1
Japanese Yen settling 6/15/12	4,514	53,869	54,572	(703)
Singapore Dollar settling 6/15/12	54	42,720	42,965	(245)

				$(7,370)

TOTAL RETURN SWAP CONTRACTS ON EQUITIES

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Equities
Receive	Apple, Inc.	35	0.60%	$20	8/15/12	Morgan Stanley & Co. International PLC	$482
Receive	Apple, Inc.	36	0.60%	21	8/15/12	Morgan Stanley & Co. International PLC	496
Receive	Apple, Inc.	30	0.60%	18	8/15/12	Morgan Stanley & Co. International PLC	402
Receive	Baidu, Inc.	120	0.60%	16	8/15/12	Morgan Stanley & Co. International PLC	1,128
Receive	BG Group	350	1.06%	8	3/15/14	Credit Suisse Securities (Europe) Limited	(445)
Receive	BG Group	706	1.05%	17	2/15/14	Credit Suisse Securities (Europe) Limited	(898)
Receive	BG Group	831	1.05%	20	2/15/14	Credit Suisse Securities (Europe) Limited	(1,058)
Receive	BG Group	680	1.05%	16	2/15/14	Credit Suisse Securities (Europe) Limited	(865)
Receive	BG Group	560	1.05%	13	3/15/14	Credit Suisse Securities (Europe) Limited	(713)
Receive	Google, Inc	33	0.60%	20	8/15/12	Morgan Stanley & Co. International PLC	659
Receive	Google, Inc.	11	1.00%	7	8/15/12	Morgan Stanley & Co. International PLC	220
Receive	Google, Inc.	26	0.60%	16	8/15/12	Morgan Stanley & Co. International PLC	519
Receive	Google, Inc.	35	0.60%	22	8/15/12	Morgan Stanley & Co. International PLC	699
Receive	Suncor Energy Inc.	450	0.59%	15	8/15/12	Morgan Stanley & Co. International PLC	(228)

Receive/Pay Total Return on Reference Equities	Equities	# of Shares or Units	Rate Paid/ Received by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	Suncor Energy Inc.	960	0.59%	$32	8/15/12	Morgan Stanley & Co. International PLC	$(487)

Pay Total Return on Equities
Pay	CA Technologies	1,440	0.23%	36	2/15/14	Credit Suisse Securities (Europe) Limited	1,741
Pay	CA Technologies	680	0.24%	17	3/17/14	Credit Suisse Securities (Europe) Limited	822
Pay	Carnival Corp.	1,100	0.55%	36	8/15/12	Morgan Stanley & Co. International PLC	335
Pay	Carnival Corp.	960	0.55%	31	8/15/12	Morgan Stanley & Co. International PLC	293
Pay	Linkedin Corp.	190	1.77%	18	8/15/12	Morgan Stanley & Co. International PLC	(1,821)
Pay	Linkedin Corp.	130	32.73%	12	8/15/12	Morgan Stanley & Co. International PLC	(1,388)
Pay	Linkedin Corp.	90	15.44%	8	8/15/12	Morgan Stanley & Co. International PLC	(909)
Pay	Netflix, Inc.	170	0.25%	19	8/15/12	Morgan Stanley & Co. International PLC	(829)
Pay	Netflix, Inc.	105	0.24%	12	2/15/14	Credit Suisse Securities (Europe) Limited	(510)
Pay	Proctor & Gamble Co.	720	0.30%	49	2/15/14	Credit Suisse Securities (Europe) Limited	337
Pay	Proctor & Gamble Co.	40	0.24%	3	2/13/14	Credit Suisse Securities (Europe) Limited	19
Pay	Proctor & Gamble Co.	260	0.30%	18	2/15/14	Credit Suisse Securities (Europe) Limited	127

							$(1,872)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $224,124 or 6.8% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $287,621 and gross unrealized depreciation of investments was $(156,015), resulting in net unrealized appreciation of $131,606.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

COUNTRY BREAKDOWN *

March 31, 2012 (unaudited)

20.4%	United Kingdom
12.7%	Brazil
11.3%	Hong Kong
10.0%	China
8.0%	United States
7.5%	India
6.8%	South Korea
6.1%	Singapore
4.8%	France
3.0%	Switzerland
2.0%	Portugal
2.0%	Japan
1.1%	Canada
1.5%	Other
2.8%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2012. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: South Africa and Sri Lanka.

AllianceBernstein International Focus 40 Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$198,842		$621,765		$	– 0	–	$820,607
Consumer Discretionary	268,312		356,431			– 0	–	624,743
Information Technology	363,099		251,139			– 0	–	614,238
Consumer Staples	– 0	–	325,485			– 0	–	325,485
Industrials	91,151		207,075			– 0	–	298,226
Energy	36,951		178,121			– 0	–	215,072
Materials	– 0	–	85,247			– 0	–	85,247
Health Care	– 0	–	36,764			– 0	–	36,764
Utilities	7,406		– 0	–		– 0	–	7,406
Warrants	– 0	–	– 0	–		218,325		218,325
Short-Term Investments	17,861		– 0	–		– 0	–	17,861
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	75,240		– 0	–		– 0	–	75,240

Total Investments in Securities	1,058,862		2,062,027	+		218,325		3,339,214
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	8,355			– 0	–	8,355
Total Return Swap Contracts	– 0	–	8,279			– 0	–	8,279
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(15,725)			– 0	–	(15,725)
Total Return Swap Contracts	– 0	–	(10,151)			– 0	–	(10,151)

Total	$1,058,862		$2,052,785			$218,325		$3,329,972

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Warrants			Total
Balance as of 7/6/11 (a)	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		(876)			(876)
Change in unrealized appreciation/depreciation		(28,982)			(28,982)
Purchases		253,625			253,625
Sales		(5,442)			(5,442)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 3/31/12		$218,325			$218,325

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12		$(28,982)			$(28,382)

(a)	Commencement of operations.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.7%
Industrials - 26.8%
Air Freight & Logistics - 1.5%
Kintetsu World Express, Inc.	1,700	$59,392
Yamato Holdings Co., Ltd.	5,000	77,666

		137,058

Airlines - 0.7%
International Consolidated Airlines Group SA (a)	22,000	62,942

Building Products - 1.1%
Assa Abloy AB	3,070	96,179

Commercial Services & Supplies - 2.1%
Gategroup Holding AG (a)	1,320	48,400
Mineral Resources Ltd.	6,420	80,668
Regus PLC	33,404	60,796

		189,864

Construction & Engineering - 3.6%
Ausdrill Ltd.	14,170	62,004
Monadelphous Group Ltd. (b)	3,130	77,676
NRW Holdings Ltd.	20,380	87,984
Samsung Engineering Co., Ltd.	448	95,747

		323,411

Industrial Conglomerates - 0.9%
Bidvest Group Ltd.	3,190	74,904

Machinery - 9.8%
Alfa Laval AB	4,550	93,614
Andritz AG	960	93,970
Bradken Ltd.	10,380	92,203
Hiwin Technologies Corp.	4,000	45,237
Hydraulic Machines (GDR) (a)(c)	10,480	56,592
IHI Corp.	20,000	50,838
IMI PLC	4,010	62,355
Makita Corp.	1,700	69,006
Morgan Crucible Co. PLC	16,010	82,497
Nachi-Fujikoshi Corp.	17,000	98,620
Semperit AG Holding	1,060	45,447
Weir Group PLC (The)	2,790	78,704

		869,083

Marine - 1.5%
Orient Overseas International Ltd.	7,000	49,821
SITC International Holdings Co., Ltd.	263,000	82,358

		132,179

Road & Rail - 2.0%
All America Latina Logistica SA	10,700	53,047
Localiza Rent a Car SA	2,860	52,642
TransContainer OAO (GDR) (c)	6,450	70,112

		175,801

Trading Companies & Distributors - 2.3%
Ashtead Group PLC	5,910	24,477

Company	Shares	U.S. $ Value
Barloworld Ltd.	7,540	$98,256
Brenntag AG	395	48,363
Finning International, Inc. (b)	1,290	35,527

		206,623

Transportation Infrastructure - 1.3%
DP World Ltd.	5,810	67,396
OHL Mexico SAB de CV (a)	31,010	48,961

		116,357

		2,384,401

Consumer Discretionary - 17.2%
Auto Components - 1.8%
GKN PLC	19,740	65,121
Nokian Renkaat OYJ	2,010	97,951

		163,072

Automobiles - 0.8%
Mazda Motor Corp. (a)	42,000	74,397

Distributors - 0.6%
Inchcape PLC	8,250	49,634

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	3,990	48,087

Hotels, Restaurants & Leisure - 0.7%
Flight Centre Ltd. (b)	2,570	58,568

Household Durables - 2.5%
De’Longhi SpA	7,110	87,908
Man Wah Holdings Ltd.	94,800	55,615
Rinnai Corp.	1,100	79,557

		223,080

Leisure Equipment & Products - 0.6%
Mobotix AG	1,575	52,845

Media - 2.9%
Informa PLC	12,100	85,514
Kabel Deutschland Holding AG (a)	1,150	70,991
Perform Group PLC (a)	19,927	98,807

		255,312

Multiline Retail - 1.1%
Dollarama, Inc.	2,090	97,475

Specialty Retail - 3.7%
Dufry AG (a)	520	67,958
Dunelm Group PLC	6,430	53,378
Sports Direct International PLC (a)	20,290	93,689
Yamada Denki Co., Ltd.	1,220	76,623
Zhongsheng Group Holdings Ltd. (b)	19,000	37,284

		328,932

Textiles, Apparel & Luxury Goods - 2.0%
Hugo Boss AG	405	46,583

Company	Shares	U.S. $ Value
Mulberry Group PLC	1,730	$55,458
Salvatore Ferragamo Italia SpA (a)	3,730	77,304

		179,345

		1,530,747

Financials - 11.4%
Capital Markets - 2.6%
Ashmore Group PLC	9,760	57,399
Hargreaves Lansdown PLC	9,710	75,700
Partners Group Holding AG	500	97,545

		230,644

Commercial Banks - 3.8%
Capitec Bank Holdings Ltd.	2,310	61,766
Chongqing Rural Commercial Bank (a)	76,000	36,348
Credicorp Ltd.	800	105,456
Grupo Financiero Banorte SAB de CV - Class O	16,500	73,344
NOMOS-BANK (GDR) (a)(c)	4,699	67,760

		344,674

Construction & Engineering - 1.1%
China State Construction International Holdings Ltd.	106,000	98,314

Consumer Finance - 0.6%
Compartamos SAB de CV (b)	47,050	53,361

Diversified Financial Services - 2.6%
Bolsa Mexicana de Valores SAB de CV	50,170	101,487
Challenger Ltd./AU	13,780	54,271
Warsaw Stock Exchange	5,550	73,213

		228,971

Insurance - 0.7%
Intact Financial Corp. (b)	1,060	63,794

		1,019,758

Consumer Staples - 9.7%
Beverages - 0.8%
Tsingtao Brewery Co., Ltd. (b)	14,000	75,441

Food & Staples Retailing - 3.6%
Bizim Toptan Satis Magazalari AS	2,440	33,368
Clicks Group Ltd.	5,580	32,574
Eurocash SA	5,230	58,921
FamilyMart Co., Ltd.	1,400	59,333
Grupo Comercial Chedraui SA de CV (b)	20,330	53,058
Magnit OJSC (a)	38	4,717
Tsuruha Holdings, Inc. (b)	1,400	82,785

		324,756

Food Products - 2.8%
Aryzta AG (a)	980	48,413
Cosan Ltd.	5,210	77,368
Mhp SA (GDR) (a)(c)	3,130	43,820

Company	Shares	U.S. $ Value
Toyo Suisan Kaisha Ltd.	3,000	$78,009

		247,610

Household Products - 1.6%
LG Household & Health Care Ltd.	170	89,415
Vinda International Holdings Ltd.	33,000	50,935

		140,350

Personal Products - 0.9%
Amorepacific Corp.	75	79,365

		867,522

Information Technology - 9.1%
Communications Equipment - 0.8%
Wistron NeWeb Corp.	13,599	30,100
ZTE Corp. - Class H (b)	16,200	43,567

		73,667

Electronic Equipment, Instruments & Components - 3.0%
Barco NV	1,100	79,496
Chroma ATE, Inc.	23,760	60,827
Unimicron Technology Corp.	38,000	47,386
Yaskawa Electric Corp.	8,000	75,775

		263,484

Internet Software & Services - 0.6%
Mail.ru Group Ltd. (GDR) (a)(c)	1,460	57,597

IT Services - 1.1%
Itochu Techno-Solutions Corp. (b)	2,200	98,487

Semiconductors & Semiconductor Equipment - 0.8%
Duksan Hi-Metal Co., Ltd. (a)	3,570	73,702

Software - 2.8%
Fidessa Group PLC	3,100	82,077
GameLoft SA (a)	9,290	57,792
International Games System Co., Ltd.	7,000	42,638
Square Enix Holdings Co., Ltd. (b)	3,100	65,370

		247,877

		814,814

Energy - 7.3%
Energy Equipment & Services - 2.3%
Petrofac Ltd.	2,740	76,359
Petroleum Geo-Services ASA (a)	4,510	66,044
Precision Drilling Corp. (a)	5,720	57,461

		199,864

Oil, Gas & Consumable Fuels - 5.0%
Afren PLC (a)	24,410	52,190
Golar LNG Ltd.	1,010	38,587
Harum Energy TBK PT	63,000	56,286
MEG Energy Corp. (a)	1,100	42,414
Pacific Rubiales Energy Corp.	2,490	72,744

Company	Shares	U.S. $ Value
QGEP Participacoes SA	6,330	$45,946
RusPetro PLC (a)	15,960	55,140
Ultrapar Participacoes SA (ADR)	3,940	85,459

		448,766

		648,630

Materials - 7.2%
Chemicals - 2.5%
AZ Electronic Materials SA	13,180	60,987
Chr Hansen Holding A/S	1,560	40,490
Croda International PLC	2,350	79,148
Phosagro OAO (GDR) (c)	4,550	47,138

		227,763

Metals & Mining - 4.7%
Centerra Gold, Inc.	3,340	51,936
Cia de Minas Buenaventura SA (ADR) - Class B	970	39,101
First Quantum Minerals Ltd.	3,050	58,159
Harry Winston Diamond Corp. (a)	6,740	99,196
Koza Altin Isletmeleri AS	3,420	64,939
Mitsui Mining & Smelting Co., Ltd.	14,000	39,820
Sirius Minerals PLC (a)	200,188	63,771

		416,922

		644,685

Health Care - 4.3%
Health Care Equipment & Supplies - 1.8%
Ansell Ltd.	4,650	71,794
Elekta AB	1,670	84,535

		156,329

Pharmaceuticals - 2.5%
Aspen Pharmacare Holdings Ltd. (a)	5,940	91,756
CFR Pharmaceuticals SA (ADR) (c)	1,412	35,289
Pharmstandard OJSC (GDR) (a)(c)	2,400	42,576
Virbac SA	330	52,472

		222,093

		378,422

Utilities - 2.7%
Electric Utilities - 1.3%
Emera, Inc.	1,760	59,834
Enersis SA (Sponsored ADR)	2,590	52,292

		112,126

Gas Utilities - 1.4%
Enagas SA	2,740	52,753
ENN Energy Holdings Ltd	22,000	76,266

		129,019

		241,145

Company	Shares	U.S. $ Value
Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Millicom International Cellular SA	770	$87,317

Total Common Stocks (cost $8,134,325)		8,617,441

WARRANTS - 1.7%
Financials - 0.4%
Commercial Banks - 0.4%
Commercial Bank of Qatar, Deutsche Bank AG London, expiring 5/26/17 (a)	1,680	35,431

Health Care - 0.7%
Health Care Equipment & Supplies - 0.3%
Opto Circuits, Merrill Lynch Intl & Co., expiring 5/02/16 (a)	7,045	27,903

Pharmaceuticals - 0.4%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (a)(c)	3,850	40,070

		67,973

Utilities - 0.6%
Multi-Utilities - 0.6%
Qatar Electricity, Credit Suisse International, expiring 9/05/12 (a)	1,270	50,584

Total Warrants (cost $155,359)		153,988

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (d) (cost $369,698)	369,698	369,698

Total Investments Before Security Lending Collateral for Securities Loaned - 102.5% (cost $8,659,382)		9,141,127

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 6.3%
Investment Companies - 6.3%
AllianceBernstein Exchange Reserves - Class I, 0.22% (d) (cost $557,086)	557,086	557,086

Total Investments - 108.8% (cost $9,216,468) (e)		9,698,213
Other assets less liabilities - (8.8)%		(783,091)

Net Assets - 100.0%		$8,915,122

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, the aggregate market value of these securities amounted to $460,954 or 5.2% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $828,495 and gross unrealized depreciation of investments was $(346,750), resulting in net unrealized appreciation of $481,745.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
OJSC	-	Open Joint Stock Company

COUNTRY BREAKDOWN *

March 31, 2012 (unaudited)

15.5%	United Kingdom
11.9%	Japan
7.0%	Canada
6.4%	Australia
6.1%	China
4.4%	Russia
4.0%	Brazil
4.0%	Sweden
3.9%	South Africa
3.7%	South Korea
3.6%	Mexico
2.9%	Switzerland
2.5%	Taiwan
20.1%	Other
4.0%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.4% or less in the following countries: Austria, Belgium, Chile, Denmark, Finland, France, Germany, Hong Kong, India, Indonesia, Italy, Norway, Peru, Poland, Qatar, Spain, Turkey, Ukraine and United Arab Emirates.

AllianceBernstein International Discovery Equity Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks
Industrials	$327,685		$2,056,716		$	– 0	–	$2,384,401
Consumer Discretionary	244,369		1,286,378			– 0	–	1,530,747
Financials	397,442		554,556			67,760		1,019,758
Consumer Staples	214,508		609,194			43,820		867,522
Information Technology	57,597		757,217			– 0	–	814,814
Energy	359,164		289,466			– 0	–	648,630
Materials	295,530		349,155			– 0	–	644,685
Health Care	42,576		335,846			– 0	–	378,422
Utilities	112,126		129,019			– 0	–	241,145
Telecommunication Services	– 0	–	87,317			– 0	–	87,317
Warrants	– 0	–	50,584			103,404		153,988
Short-Term Investments	369,698		– 0	–		– 0	–	369,698
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	557,086		– 0	–		– 0	–	557,086

Total Investments in Securities	2,977,781		6,505,448+			214,984		9,698,213
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total	$2,977,781		$6,505,448			$214,984		$9,698,213

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Financials		Consumer Staples			Warrants
Balance as of 6/30/11	$58,373		$	– 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–		– 0	–		– 0	–
Realized gain (loss)	– 0	–		– 0	–		592
Change in unrealized appreciation/depreciation	(9,084)			(6,694)			(5,939)
Purchases	18,471			4,644			53,213
Sales	– 0	–		– 0	–		(40,730)
Transfers in to Level 3	– 0	–		45,870			96,268
Transfers out of Level 3	– 0	–		– 0	–		– 0	–

Balance as of 3/31/12	$67,760			$43,820			$103,404

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$(9,084)			$(6,694)			$(5,939)

	Total
Balance as of 6/30/11	$58,373
Accrued discounts/(premiums)	– 0	–
Realized gain (loss)	592
Change in unrealized appreciation/depreciation	(21,717)
Purchases	76,328
Sales	(40,730)
Transfers in to Level 3	142,138
Transfers out of Level 3	– 0	–

Balance as of 3/31/12	$214,984

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/12	$(21,717)

AllianceBernstein - U.S. Strategic Research Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Information Technology - 26.9%
Communications Equipment - 6.3%
F5 Networks, Inc. (a)	4,460	$601,921
Juniper Networks, Inc. (a)	23,400	535,392
QUALCOMM, Inc.	11,685	794,814

		1,932,127

Computers & Peripherals - 5.1%
Apple, Inc. (a)	2,602	1,559,821

Internet Software & Services - 5.1%
Akamai Technologies, Inc. (a)	13,880	509,396
LinkedIn Corp. (a)	5,510	561,965
Rackspace Hosting, Inc. (a)	8,620	498,150

		1,569,511

Semiconductors & Semiconductor Equipment - 2.2%
NVIDIA Corp. (a)	44,710	688,087

Software - 8.2%
Citrix Systems, Inc. (a)	3,970	313,273
Intuit, Inc.	9,050	544,177
Red Hat, Inc. (a)	13,760	824,086
Salesforce.com, Inc. (a)	5,287	816,894

		2,498,430

		8,247,976

Financials - 19.3%
Capital Markets - 5.2%
Apollo Global Management LLC	26,690	381,133
Charles Schwab Corp. (The)	39,010	560,574
Goldman Sachs Group, Inc. (The)	5,160	641,749

		1,583,456

Commercial Banks - 2.0%
Wells Fargo & Co.	17,845	609,228

Consumer Finance - 1.4%
American Express Co.	7,530	435,686

Diversified Financial Services - 7.5%
Citigroup, Inc.	24,460	894,013
IntercontinentalExchange, Inc. (a)	4,281	588,295
JPMorgan Chase & Co.	17,680	812,927

		2,295,235

Real Estate Investment Trusts (REITs) - 3.2%
ProLogis, Inc.	9,210	331,744
Weyerhaeuser Co.	30,036	658,389

		990,133

		5,913,738

Company	Shares	U.S. $ Value
Energy - 13.6%
Energy Equipment & Services - 5.3%
Halliburton Co.	21,195	$703,462
Nabors Industries Ltd. (a)	33,510	586,090
National Oilwell Varco, Inc.	4,420	351,257

		1,640,809

Oil, Gas & Consumable Fuels - 8.3%
Cameco Corp. (b)	22,995	494,163
Denbury Resources, Inc. (a)	25,275	460,763
EOG Resources, Inc.	2,945	327,190
Kinder Morgan, Inc./Delaware (b)	16,855	651,446
Noble Energy, Inc.	3,100	303,118
Occidental Petroleum Corp.	3,110	296,165

		2,532,845

		4,173,654

Materials - 9.7%
Chemicals - 3.7%
Dow Chemical Co. (The)	17,520	606,893
Monsanto Co.	6,640	529,606

		1,136,499

Metals & Mining - 6.0%
Allegheny Technologies, Inc.	10,080	414,994
Barrick Gold Corp.	9,485	412,408
Freeport-McMoRan Copper & Gold, Inc.	15,790	600,651
Goldcorp, Inc.	8,700	392,022

		1,820,075

		2,956,574

Industrials - 9.6%
Construction & Engineering - 2.1%
Shaw Group, Inc. (The) (a)	20,145	638,798

Electrical Equipment - 3.1%
Babcock & Wilcox Co. (The) (a)	20,970	539,978
Rockwell Automation, Inc.	5,050	402,485

		942,463

Machinery - 4.4%
Cummins, Inc.	4,635	556,385
Deere & Co.	9,770	790,393

		1,346,778

		2,928,039

Consumer Discretionary - 9.0%
Automobiles - 1.4%
Toyota Motor Corp. (Sponsored ADR)	5,115	444,084

Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. (ADR) (a)(b)	26,490	573,243

Company	Shares	U.S. $ Value
Internet & Catalog Retail - 4.0%
Amazon.com, Inc. (a)	6,031	$1,221,338

Media - 1.7%
Walt Disney Co. (The)	11,955	523,390

		2,762,055

Health Care - 8.5%
Health Care Providers & Services - 3.4%
Express Scripts, Inc.-Class A (a)	7,070	383,052
Laboratory Corp. of America Holdings (a)	7,015	642,153

		1,025,205

Life Sciences Tools & Services - 3.8%
Illumina, Inc. (a)(b)	14,995	788,887
Thermo Fisher Scientific, Inc.	6,550	369,289

		1,158,176

Pharmaceuticals - 1.3%
Novartis AG (ADR)	7,390	409,480

		2,592,861

Consumer Staples - 1.5%
Personal Products - 1.5%
Estee Lauder Cos., Inc. (The)-Class A	7,556	468,019

Total Common Stocks (cost $26,407,903)		30,042,916

SHORT-TERM INVESTMENTS - 1.7%
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (c) (cost $523,077)	523,077	523,077

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $26,930,980)		30,565,993

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 8.6%
Investment Companies - 8.6%
AllianceBernstein Exchange Reserves-Class I,
0.22% (c)
(cost $2,643,680)	2,643,680	2,643,680

Total Investments - 108.4% (cost $29,574,660) (d)		33,209,673
Other assets less liabilities - (8.4)%		(2,577,484)

Net Assets - 100.0%		$30,632,189

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,315,327 and gross unrealized depreciation of investments was $(680,314), resulting in net unrealized appreciation of $3,635,013.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein - U.S. Strategic Research Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$30,042,916		$	– 0	–	$	– 0	–	$30,042,916
Short-Term Investments	523,077			– 0	–		– 0	–	523,077
Investments of Cash Collateral for Security Loaned in Affiliated Monet Market Fund	2,643,680			– 0	–		– 0	–	2,643,680

Total Investments in Securities	33,209,673			– 0	–		– 0	–	33,209,673
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total	$33,209,673		$	– 0	–	$	– 0	–	$33,209,673

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Select U.S. Equity Portfolio

Portfolio of Investments

March 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Consumer Discretionary - 22.0%
Hotels, Restaurants & Leisure - 5.4%
Las Vegas Sands Corp.	2,885	$166,089
McDonald’s Corp.	1,545	151,565
Starbucks Corp.	1,671	93,392
Yum! Brands, Inc.	1,204	85,701

		496,747

Household Durables - 1.0%
Garmin Ltd.	1,988	93,337

Internet & Catalog Retail - 1.3%
CafePress, Inc. (a)	1,022	19,571
priceline.com, Inc. (a)	137	98,298

		117,869

Media - 7.8%
CBS Corp. - Class B	4,190	142,083
Comcast Corp. - Class A	4,521	135,675
Time Warner, Inc.	4,837	182,597
Viacom, Inc.	1,302	67,665
Walt Disney Co. (The)	4,504	197,185

		725,205

Multiline Retail - 1.4%
Macy’s, Inc.	3,318	131,824

Specialty Retail - 1.8%
Home Depot, Inc. (The)	3,346	168,337

Textiles, Apparel & Luxury Goods - 3.3%
Coach, Inc.	1,442	111,438
NIKE, Inc. - Class B	847	91,849
PVH Corp.	1,196	106,838

		310,125

		2,043,444

Information Technology - 21.4%
Communications Equipment - 4.3%
Cisco Systems, Inc.	9,920	209,808
QUALCOMM, Inc.	2,781	189,164

		398,972

Computers & Peripherals - 5.1%
Apple, Inc. (a)	547	327,910
EMC Corp./MA (a)	4,853	145,008

		472,918

Internet Software & Services - 3.1%
eBay, Inc. (a)	1,954	72,083
Google, Inc. - Class A (a)	343	219,945

		292,028

Company	Shares	U.S. $ Value
IT Services - 5.8%
International Business Machines Corp.	1,813	$378,282
Visa, Inc.-Class A	1,337	157,766

		536,048

Semiconductors & Semiconductor Equipment - 1.1%
Intel Corp.	3,770	105,975

Software - 2.0%
Microsoft Corp.	5,664	182,664

		1,988,605

Financials - 15.8%
Capital Markets - 2.0%
Goldman Sachs Group, Inc. (The)	1,486	184,814

Commercial Banks - 4.6%
US Bancorp	7,057	223,565
Wells Fargo & Co.	6,050	206,547

		430,112

Consumer Finance - 1.7%
American Express Co.	2,708	156,685

Diversified Financial Services - 4.0%
Citigroup, Inc.	3,844	140,498
JPMorgan Chase & Co.	5,010	230,360

		370,858

Insurance - 2.3%
Berkshire Hathaway, Inc. (a)	2,621	212,694

Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	1,892	119,234

		1,474,397

Industrials - 9.2%
Aerospace & Defense - 1.3%
Boeing Co. (The)	1,565	116,389

Air Freight & Logistics - 0.8%
FedEx Corp.	833	76,603

Industrial Conglomerates - 2.2%
General Electric Co.	10,147	203,650

Machinery - 3.0%
Caterpillar, Inc.	1,221	130,061
Eaton Corp.	2,917	145,354

		275,415

Road & Rail - 1.9%
Swift Transportation Co. (a)	4,497	51,895
Union Pacific Corp.	1,196	128,546

		180,441

		852,498

Company	Shares	U.S. $ Value
Energy - 8.0%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	1,383	$ 109,907

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	1,193	127,937
ConocoPhillips	1,859	141,303
EOG Resources, Inc.	987	109,656
Exxon Mobil Corp.	2,133	184,995
Golar LNG Partners LP	1,808	67,113

		631,004

		740,911

Health Care - 6.1%
Health Care Providers & Services - 3.1%
Aetna, Inc.	2,530	126,905
Express Scripts, Inc.-Class A (a)	509	27,577
UnitedHealth Group, Inc.	2,200	129,668

		284,150

Pharmaceuticals - 3.0%
Johnson & Johnson	1,673	110,351
Pfizer, Inc.	7,618	172,624

		282,975

		567,125

Consumer Staples - 6.0%
Beverages - 1.3%
Coca-Cola Co. (The)	1,625	120,266

Food & Staples Retailing - 2.0%
Wal-Mart Stores, Inc.	3,053	186,844

Food Products - 1.3%
Kraft Foods, Inc.-Class A	3,045	115,740

Tobacco - 1.4%
Philip Morris International, Inc.	1,488	131,852

		554,702

Telecommunication Services - 3.1%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	1,922	73,478

Wireless Telecommunication Services - 2.3%
Crown Castle International Corp. (a)	2,027	108,120
SBA Communications Corp.-Class A (a)	2,127	108,073

		216,193

		289,671

Utilities - 2.2%
Electric Utilities - 1.1%
Southern Co. (The)	2,328	104,597

Company	Shares	U.S. $ Value
Multi-Utilities - 1.1%
DTE Energy Co.	1,887	$103,842

		208,439

Total Common Stocks (cost $8,090,922)		8,719,792

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Equity Option - 0.0%
Express Scripts, Inc. Expiration: Apr 2012, Exercise Price: $ 52.50 (a) (b) (cost $781)	5	545

	Shares
SHORT-TERM INVESTMENTS - 6.1%
Investment Companies - 6.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%(c) (cost $561,144)	561,144	561,144

Total Investments - 99.9% (cost $8,652,847) (d)		9,281,481
Other assets less liabilities- 0.1%		12,610

Net Assets - 100.0%		$9,294,091

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	178	0.45%	$20	2/15/13	Stanley	$207
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	176	0.45%	20	2/15/13	Stanley	205
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	73	0.45%	8	2/15/13	Stanley	85
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	40	0.45%	4	2/15/13	Stanley	46
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	307	0.45%	34	3/15/13	Stanley	357
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	40	0.45%	4	3/15/13	Stanley	46
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	18	0.45%	2	3/15/13	Stanley	21
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	109	0.45%	12	4/15/13	Stanley	105
	Custom
	Semiconductor		FEDL Plus			Morgan
Receive	Index	18	0.45%	2	4/15/13	Stanley	0

							$1,072

(a)	Non-income producing security.
(b)	One contract relates to 100 shares.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of March 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $635,524 and gross unrealized depreciation of investments was $(6,890), resulting in net unrealized appreciation of $628,634.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

FEDL - Federal Funds Effective Rate

AllianceBernstein Select U.S. Equity Portfolio

March 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2012:

Investments in Securities	Level 1		Level 2	Level 3		Total
Common Stocks*	$8,719,792		$-0-	$–0	–	$8,719,792
Options Purchased - Puts	– 0	–	545	– 0	–	545
Short-Term Investments	561,144		-0-	– 0	–	561,144

Total Investments in Securities	9,280,936		545	– 0	–	9,281,481
Other Financial Instruments**:
Assets
Total Return Swaps	-0-		1,072	– 0	–	1,072

Total	$9,280,936		$1,617	$–0	–	$9,282,553

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	May 23, 2012